Finance Costs (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Finance costs.
Net foreign exchange loss arising from financing - unrealized	$ 169,693	$ 1,126,709		$ 1,543,432	$ 1,153,410
Interest expenses - third party loans	78,632	90,407		171,922	174,991
Interest and finance charges paid/payable for lease liabilities	18,390	16,307		34,108	31,202
Interest expense - withholding tax paid on bond interest	7,146	6,741		7,146	6,741
Fees on loans and financial derivatives	3,056	2,490		7,917	5,933
Unwinding of discount on decommissioning liability	2,239	2,320		4,538	4,581
Net foreign exchange loss arising from financing - realized		61,639		23,327	107,052
Net foreign exchange loss on derivative instruments - realized				20,354
Net foreign exchange loss on derivative instruments - unrealized		62,439			62,109
Finance costs	$ 279,156	$ 1,369,052	[1]	$ 1,812,744	$ 1,546,019	[1]

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).